Supplemental Financial Information Supplemental Financial Information (Accounts Receivable Factoring) (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018
Proceeds from Sale and Collection of Finance Receivables [Abstract]
Accounts receivable factored	$ 1,151	$ 362